Concentration of major customers and suppliers	12 Months Ended
Sep. 30, 2025
Concentration of major customers and suppliers
Concentration of major customers and suppliers

Note 15 - Concentration of major customers and suppliers

For the year ended September 30, 2025, two major customers accounted for approximately 68% and 22% of the Company’s total sales. For the year ended September 30, 2024, one major customer accounted for approximately 55% of the Company’s total sales. For the year ended September 30, 2023, two major customers accounted for approximately 41% and 12% of the Company’s total sales. Any decrease in sales to this major customer may negatively impact the Company’s operations and cash flows if the Company fails to increase its sales to other customers.

As of September 30, 2025, one major customer accounted for approximately 99.7% of the Company’s accounts receivable balance. As of September 30, 2024, one major customer accounted for approximately 98% of the Company’s accounts receivable balance.

For the year ended September 30, 2025, three major suppliers accounted for approximately 36%, 35% and 20% of the total purchases. For the year ended September 30, 2024, three major suppliers accounted for approximately 24%, 22%, and 16% of the total purchases. For the year ended September 30, 2023, one major supplier accounted for approximately 14% of the total purchases.

As of September 30, 2025, three major suppliers accounted for approximately 42%, 30%, and 29% of the Company’s advances to suppliers balance. As of September 30, 2024, five major suppliers accounted for approximately 28%, 20%, 20%, 17%, and 15% of the Company’s advances to suppliers balance.